Other assets	12 Months Ended
Dec. 31, 2019
Disclosure of other assets [abstract]
Other assets
11 Other assets

Other assets by type
	2019	2018
Net defined benefit assets	709	527
Investment properties	46	54
Property development and obtained from foreclosures	98	124
Accrued assets	783	783
Amounts to be settled	2,835	4,248
Other	2,546	2,696
	7,018	8,433

Disclosures in respect of Net defined benefit assets are provided in Note 36 ‘Pension and other post-employment benefits’.

Accrued assets

Accrued assets relate to income to be received attributable to 2019 and amounts paid in advance in respect of costs chargeable to subsequent periods.

Amounts to be settled

Amounts to be settled include primarily transactions not settled at the balance sheet date. The nature of these transaction is short term and are expected to settle shortly after the closing date of the balance sheet.

Other

Other relates to various receivables in the normal course of business, amongst others, short term receivables relating to mortgage issuance and other amounts receivable from customers.